Business Combination (Tables)	12 Months Ended
Aug. 31, 2022
Business Combinations [Abstract]
Schedule of pro forma information
	2020 Unaudited	2021 Unaudited
Pro forma revenue from continuing operations	1,514,453	1,406,147
Pro forma operating income from continuing operations	127,726	390,843
Pro forma net income/(loss) attributable to the Group	163,949	(53,253)